Consolidated Statement of Stockholders' Equity (KSix Media, Inc. and Subsidiaries) - 2 months ended Dec. 31, 2014 - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Beginning Balance at Nov. 04, 2014
Beginning Balance, shares at Nov. 04, 2014
Issue common stock to founder		$ 20,000			$ 20,000
Issue common stock to founder, shares		20,000,000
Issue common stock to consultant		$ 1,000	$ 19,000		20,000
Issue common stock to consultant, shares		1,000,000
Net income				$ (6,923)	(6,923)
Ending Balance at Dec. 31, 2014		$ 21,000	$ 19,000	$ (6,923)	$ 33,077
Ending Balance, shares at Dec. 31, 2014		21,000,000